Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	$ 297	$ 313
Foreign currency translation	6	(16)
Goodwill, closing balance	303	297
ADG
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	74	83
Foreign currency translation	2	(9)
Goodwill, closing balance	76	74
AMS
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	2	2
Foreign currency translation	0	0
Goodwill, closing balance	2	2
MDG
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	221	228
Foreign currency translation	4	(7)
Goodwill, closing balance	$ 225	$ 221